SUPPLEMENT CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Schedule Of Supplement Cash Flow Information
	June 30, 2022	June 30, 2021
Net change in non-cash working capital items:
Inventory	$(1,409)	$(405)
Prepaid expenses and other assets	(243)	(199)
Taxes recoverable	214	(1,676)
Taxes payable	534	(7)
Accounts payable and accrued liabilities	1,542	194
Amounts receivable	388	2
Amounts due to related parties	(36)	25
	$990	$1,284
	June 30, 2022	June 30, 2021
Interest paid	$48	$60
Taxes paid	$-	$192
Equipment acquired under finance leases and equipment loans	$1,293	$-